Related Party Transactions - Summary of Due To Related Party (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions
Amounts due to a related party	¥ 270	$ 38	¥ 1,350
Related Party | Hainan Huiliu
Related Party Transactions
Amounts due to a related party	¥ 270	$ 38	¥ 1,350